Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	September 30,	December 31,
(in thousands)	2020	2019
Laboratory equipment	$1,993	$1,705
Office and computer equipment	79	62
Leasehold improvements	14	14
Construction in process	133	—

Property and equipment—at cost	2,219	1,781
Less accumulated depreciation and amortization	(778)	(295)

Property and equipment—net	$1,441	$1,486

Property and equipment consisted of the following:

(in thousands)	December 31,
	2018	2019
Laboratory equipment	$134	$1,705
Furnitures and fixtures	—	41
Computer equipment	—	20
Leasehold improvements	—	14

Property and equipment—at cost	134	1,781
Less accumulated depreciation and amortization	(24)	(295)

Property and equipment—net	$110	$1,486